Advances to Suppliers, Net - Schedule of Advances to Suppliers, Net (Details) - USD ($)	Sep. 30, 2020	Sep. 30, 2019
Advances To Suppliers Net
Advances to suppliers for inventory raw materials	$ 3,504,486	$ 374,033
Less: allowance for doubtful accounts	(13,341)	(6,377)
Advances to suppliers, net	$ 3,491,145	$ 367,656